Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Classes Of Inventories [Abstract]
Schedule of Inventories
	March 31,	March 31,
	2019	2018

Raw materials	$3,410,613	$3,358,264
Work in progress	281,027	474,057
Finished goods	635,914	675,031
Supplies and spare parts	710,607	753,977
	$5,038,161	$5,261,329